Going Concern and Management's Plans (Details) $ in Thousands, € in Millions			12 Months Ended
	Feb. 14, 2024 USD ($)	Feb. 14, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Feb. 21, 2024 USD ($)	Feb. 21, 2024 EUR (€)	Jan. 18, 2024 USD ($)	Jan. 18, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 EUR (€)
Going Concern and Management's Plans (Details) [Line Items]
Net loss from continuing operations			$ (53,652)		$ (18,569)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest					(18,600)
Shareholders’ equity/(deficit)			(63,300)		(2,600)
Unrestricted cash			$ 4,600
Distribution amount (in Euro) | €				€ 10.0
Repayment amount (in Euro) | €				€ 10.0
Maturity term			Jan. 06, 2024							Jan. 06, 2024
Percentage of bond holderes			1.00%	1.00%
Fees (in Euro) | €				€ 1.4
Owned amount					$ 159,000					€ 150.0
Solis Bond [Member]
Going Concern and Management's Plans (Details) [Line Items]
Owned subsidiary description			(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.
Share capital percentage											100.00%	100.00%
Share capital amount											$ 17,500	€ 15.8
Solis Bond trustee’s [Member]
Going Concern and Management's Plans (Details) [Line Items]
Owned subsidiary description			On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024.	On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024.
Subsequent Event [Member]
Going Concern and Management's Plans (Details) [Line Items]
Exercised options	$ 68,500	€ 59,100,000.0
Subsequent Event [Member] | Solis Bond [Member]
Going Concern and Management's Plans (Details) [Line Items]
Share capital percentage						100.00%	100.00%	100.00%	100.00%
Share capital amount						$ 7,000	€ 6.5	$ 59,100	€ 54.4
Alternus Energy Group Plc [Member]
Going Concern and Management's Plans (Details) [Line Items]
Percentage of Interest rate			6.50%							6.50%